Condensed Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Allowance for uncollectable accounts	$ 1,294	$ 1,550	$ 1,592
Stockholders' equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,900,000	2,900,000	2,900,000
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1